Income Taxes	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 15: INCOME TAXES

As indicated in Note 2(v), the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Brazil and Paraguay, jurisdictions where certain of its subsidiaries operate. The Company’s operations in Panama and Uruguay are not taxed. The corporate income tax rate in Argentina, Brazil and Paraguay is 35%, 34% and 10%, respectively for the year ended December 31, 2017. As a result of the tax reforms voted by the Argentinean Parliament in December 2017, the corporate income tax rate will decrease to 30% for the year 2018, and to 25% from 2019 onwards.

The components of income before income taxes in consolidated statements of operations for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Argentina	$(6,496)	$(789)	$(14,031)
Paraguay	(1,306)	(7,239)	5,942
Uruguay	36,931	44,432	49,465
Panama	(26,701)	(19,391)	(16,283)
Marshall Islands	(2,894)	(6,404)	(6,716)
Others	103	530	310

Total (loss)/income before income taxes and noncontrolling interest	$(363)	$11,139	$18,687

Income tax benefit is comprised of:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Current	$(194)	$(211)	$ 1,947
Deferred	3,966	(333)	2,028

Total Argentina	$3,772	$(544)	$3,975
Current	$(99)	$(162)	$(214)
Deferred	(205)	(276)	(210)

Total Paraguay	$(304)	$(438)	$(424)

Total income tax benefit/(loss)	$3,468	$(982)	$3,551

A reconciliation between the income tax expense resulting from applying the Marshall Islands, Panamanian or Uruguayan statutory income tax rate and the reported income tax expense has not been presented herein, as it would not provide any additional useful information to the users of these consolidated financial statements, as the Company’s net income is subject to neither Marshall Islands, Panama nor Uruguay tax.

A reconciliation between the income tax expense resulting from applying the Brazilian or Paraguayan statutory income tax rate and the reported income tax expense has not been presented herein since these amounts are not material to the Company’s consolidated financial statements.

Reconciliation of income tax benefit to taxes calculated based on Argentinean statutory tax rate is as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Loss before income taxes and noncontrolling interest	$(6,496)	$(789)	$(14,031)
Statutory tax rate	35%	35%	35%

Income before taxes at the statutory tax rate	2,274	276	4,911
Permanent differences	1,498	(820)	(936)

Income tax benefit/(loss) of the year	$3,772	$(544)	$3,975

The amount of permanent differences in 2017 includes the net gain impact of $2,837 related to the decrease in future Argentinean income tax rates from 2018 onwards, partially offset by $722 related to non-deductible expenses.

The components of deferred income taxes included on the balance sheets were as follows:

	December 31, 2017	December 31, 2016
Deferred income tax assets:
Future deductible differences	$1,082	$316
Tax loss carry-forward	260	1,199

Total deferred income tax assets	1,342	1,515

Deferred income tax liabilities:
Intangible assets	(4,548)	(7,222)
Property, plant and equipment, net	(3,347)	(4,810)
Other	(1,212)	(1,009)

Total deferred income tax liabilities	(9,107)	(13,041)

Net deferred income tax liabilities	$(7,765)	$(11,526)

The decrease in future Argentinean income tax rates from 2018 onwards has been reflected in the deferred tax assets and liabilities. The impact was a loss of $ 168 in deferred assets and an income of $ 3,005 in deferred tax liabilities.